Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pre-tax
Unrealized net holding gains arising during the period, net of related offsets, Pre-tax	$ 1,493	$ 2,717	$ 4,981
Less: reclassification adjustment of realized capital gains and losses, Pre-tax	795	(221)	(284)
Unrealized net capital gains and losses, Pre-tax	698	2,938	5,265
Unrealized foreign currency translation adjustments, Pre-tax	(18)	35	62
Unrecognized pension and other postretirement benefit cost, Pre-tax	(371)	142	(292)
Other comprehensive income, Pre-tax	309	3,115	5,035
Tax
Unrealized net holding gains arising during the period, net of related offsets, Tax	(524)	(950)	(1,742)
Less: reclassification adjustment of realized capital gains and losses, Tax	(278)	77	99
Unrealized net capital gains and losses, Tax	(246)	(1,027)	(1,841)
Unrealized foreign currency translation adjustments, Tax	6	(12)	(22)
Unrecognized pension and other postretirement benefit cost, Tax	132	(48)	78
Other comprehensive income, Tax	(108)	(1,087)	(1,785)
After-tax
Unrealized net holding gains arising during the period, net of related offsets, After-tax	969	1,767	3,239
Less: reclassification adjustment of realized capital gains and losses, After-tax	517	(144)	(185)
Unrealized net capital gains and losses, After-tax	452	1,911	3,424
Unrealized foreign currency translation adjustments, After-tax	(12)	23	40
Unrecognized pension and other postretirement benefit cost, After-tax	(239)	94	(214)
Other comprehensive income, after-tax	$ 201	$ 2,028	$ 3,250